Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Pinnacle Focused Opportunities ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	22.52%
Russell 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	23.32%